Restricted Net Assets	12 Months Ended
May 31, 2026
Receivables [Abstract]
Restricted Net Assets
24.	RESTRICTED NET ASSETS
Relevant PRC laws and regulations restrict the WFOEs and the VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to the Company in the form of loans, advances or cash dividends, except in the event of liquidation. The balance of restricted net assets was US$973,287 and US$913,017 of which, US$569,475 and US$609,981 were attributed to the paid-in capital, additional paid-in capital and statutory reserves of the VIEs and US$403,812 and US$303,036 were attributed to the paid-in capital, additional paid-in capital and statutory reserves of the WFOEs, as of May 31, 2025 and 2026, respectively. The WFOEs’ accumulated profits may be distributed as dividends to the Company without the consent of a third party. The VIEs’ revenues and accumulated profits may be transferred to the Company through contractual arrangements without the consent of a third party. Under the applicable PRC law, loans from the PRC companies to their offshore affiliated entities require governmental approval, and advances by the PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.